Bank Loans (Tables)	6 Months Ended
Mar. 31, 2026
Bank Loans [Abstract]
Schedule of Bank Loans	Bank loans consisted of the following:
	March 31, 2026	September 30, 2025
		(Audited)
Zhejiang Wenzhou Lucheng Rural Commercial Bank Company Limited (a)	$434,909	$421,408
Zhejiang Wenzhou Longwan Rural Commercial Bank (“Longwan RCB”) (b)	2,116,556	2,050,850
Wenzhou Minshang Bank (c)	1,014,786	1,053,519
Total	3,566,251	3,525,777
Less: short-term bank loans	(434,909)	(421,408)
Less: Long-term bank loans - current portion	(188,460)	(182,610)
Long-term bank loans - non-current portion	$2,942,882	$2,921,759

(a)	On June 16, 2025, the Company entered into a loan agreement with Zhejiang Wenzhou Lucheng Rural Commercial Bank Company Limited to obtain a short-term working capital loan of $434,909 (RMB3,000,000) for a term of one year at a fixed annual interest rate of 4.8%. WFOE provided a guarantee for the repayment of the loan. Mr. Xueyuan Weng, the Company’s Chief Executive Officer (the “CEO”) and his wife also provided a personal guaranty for the repayment of the loan. On June 12, 2026, this loan was fully repaid.
(b)	The Company entered into multiple loan agreements with Longwan RCB to support its working capital needs. The loans have maturity dates of three years. The loans bear variable interest rate ranging from 4.7% to 7.2% per annum. WFOE provided a guarantee for the repayment of the loan. The CEO and his family members also provided personal guaranties for the repayment of the loans. The CEO with his wife pledged personal properties as collateral to secure the loans in addition to the personal guaranties they provided for the repayment of the loans. As of March 31, 2026 and September 30, 2025, the outstanding balance of the loans was $2,116,556 (RMB14.6 million) and $2,050,850 (RMB14.6 million), respectively.

(c)	On February 15, 2023, the Company entered into a loan agreement with Wenzhou Minshang Bank to obtain a loan of $1,193,988 (RMB8,500,000) for a term from February 15, 2023 to February 15, 2028 at a fixed annual interest rate of 7.5%. The CEO and his wife provided a personal guaranty for the repayment of the loan. The CEO’s wife pledged personal property as collateral to secure the loan. As of March 31, 2026 and September 30, 2025, the outstanding balance of the loan was $1,014,786 (RMB7.0 million) and $1,053,519 (RMB7.5 million), respectively.

Schedule of Repayment for the Bank Loans	The repayment schedule for the bank loans is as follows:
Twelve months ended March 31,	Repayment
2027	$623,369
2028	1,328,501
2029	1,614,381
Total	$3,566,251